UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ ROBERT D. MCIVER                         February 13, 2008
     -----------------------------         -----------------------------
         Robert D. McIver                           Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     140
                                        ----------------
Form 13F Information Table Value Total:     $3,115,977
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               December 31, 2007

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
3M Co                                   Common   88579Y101        147,683    1,751,453         Sole       NONE       1,751,453
Abbott Labs Com                         Common   002824100        152,277    2,711,974         Sole       NONE       2,711,974
Adobe Systems Inc                       Common   00724F101          2,195       51,372         Sole       NONE          51,372
Aflac Inc                               Common   001055102            116        1,853         Sole       NONE           1,853
Alliant Techsystems Inc                 Common   018804104            130        1,140         Sole       NONE           1,140
Allstate Corp                           Common   020002101             56        1,075         Sole       NONE           1,075
Altria Group Inc                        Common   02209S103             51          680         Sole       NONE             680
American Capital Strategies, Ltd.       Common   024937104             21          635         Sole       NONE             635
American Electric Power Co              Common   025537101             23          500         Sole       NONE             500
Amgen Inc                               Common   031162100             19          400         Sole       NONE             400
Automatic Data Processing               Common   053015103        126,885    2,849,418         Sole       NONE       2,849,418
Autozone Inc                            Common   053332102             62          520         Sole       NONE             520
Avery Dennison Corp                     Common   053611109            118        2,220         Sole       NONE           2,220
Avon Products Inc                       Common   054303102             57        1,440         Sole       NONE           1,440
BB&T Corp                               Common   054937107             74        2,425         Sole       NONE           2,425
BMC Software                            Common   055921100              3           75         Sole       NONE              75
Bank of America                         Common   060505104            205        4,970         Sole       NONE           4,970
Becton Dickinson                        Common   075887109             93        1,117         Sole       NONE           1,117
Bed Bath & Beyond Inc                   Common   075896100         64,853    2,206,650         Sole       NONE       2,206,650
Block H & R Inc                         Common   093671105             36        1,952         Sole       NONE           1,952
Boeing Co                               Common   097023105             14          155         Sole       NONE             155
Bristol Myers Squibb Co Com             Common   110122108            888       33,500         Sole       NONE          33,500
Brown Forman Corp Cl B                  Common   115637209            104        1,400         Sole       NONE           1,400
CBL & Associates Properties Inc         Common   124830100             23          979         Sole       NONE             979
Cardinal Health Inc                     Common   14149Y108            113        1,960         Sole       NONE           1,960
Carnival Corp                           Common   143658300             26          591         Sole       NONE             591
ChevronTexaco Corp                      Common   166764100            145        1,553         Sole       NONE           1,553
Cintas Corp                             Common   172908105             44        1,300         Sole       NONE           1,300
Citigroup Inc                           Common   172967101             39        1,340         Sole       NONE           1,340
City National Corp                      Common   178566105            106        1,780         Sole       NONE           1,780
Clorox Co                               Common   189054109         64,707      992,890         Sole       NONE         992,890
Coca-Cola Co                            Common   191216100         75,092    1,223,597         Sole       NONE       1,223,597
Colgate-Palmolive Co                    Common   194162103        142,469    1,827,460         Sole       NONE       1,827,460
Columbia Bkg Sys Inc Com                Common   197236102             32        1,091         Sole       NONE           1,091
Consolidated Edison Inc                 Common   209115104            233        4,765         Sole       NONE           4,765
Costco Wholesale Corp                   Common   22160K105              7          100         Sole       NONE             100
Cullen/Frost Bankers Inc                Common   229899109            128        2,520         Sole       NONE           2,520
DNP Select Income Fd Inc                Common   23325P104             53        5,000         Sole       NONE           5,000
Danaher Corp                            Common   235851102        110,371    1,257,935         Sole       NONE       1,257,935
Dell, Inc                               Common   24702R101            108        4,420         Sole       NONE           4,420
Dionex Corp                             Common   254546104          3,565       43,027         Sole       NONE          43,027
Ecolab, Inc.                            Common   278865100        109,488    2,138,025         Sole       NONE       2,138,025
Emerson Electric Co                     Common   291011104        176,796    3,120,293         Sole       NONE       3,120,293
Equifax Inc                             Common   294429105        113,928    3,133,342         Sole       NONE       3,133,342
Ethan Allen Interiors Inc               Common   297602104             42        1,460         Sole       NONE           1,460
Exxon Mobil Corp                        Common   30231G102            322        3,432         Sole       NONE           3,432
Family Dollar Stores                    Common   307000109             18          940         Sole       NONE             940
Fidelity National Information Svcs Inc  Common   31620M106            317        7,625         Sole       NONE           7,625
Gartner Inc                             Common   366651107             18        1,040         Sole       NONE           1,040
General Electric Co                     Common   369604103        160,545    4,330,852         Sole       NONE       4,330,852
General Growth Pptys                    Common   370021107             60        1,460         Sole       NONE           1,460
Genuine Parts Co                        Common   372460105            396        8,554         Sole       NONE           8,554
Glaxosmithkline PLC Spons ADR           Common   37733W105            215        4,275         Sole       NONE           4,275
HNI Corp                                Common   404251100            119        3,400         Sole       NONE           3,400

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
Hanesbrands Inc                         Common   410345102              8          300         Sole       NONE             300
Harley Davidson Inc                     Common   412822108             48        1,020         Sole       NONE           1,020
Heinz H J Co                            Common   423074103            327        7,005         Sole       NONE           7,005
Hershey CO (THE)                        Common   427866108             41        1,040         Sole       NONE           1,040
Home Depot Inc                          Common   437076102             39        1,460         Sole       NONE           1,460
ITT Corp                                Common   450911102             49          740         Sole       NONE             740
ITT Educational Svcs                    Common   45068B109             15          180         Sole       NONE             180
Intel Corp                              Common   458140100            682       25,575         Sole       NONE          25,575
International Bancshares Corp           Common   459044103            116        5,560         Sole       NONE           5,560
International Business Machines Corp    Common   459200101            469        4,342         Sole       NONE           4,342
Jack in the Box Inc                     Common   466367109             40        1,560         Sole       NONE           1,560
Johnson & Johnson                       Common   478160104        143,839    2,156,506         Sole       NONE       2,156,506
Johnson Controls                        Common   478366107            153        4,243         Sole       NONE           4,243
Kellogg Co                              Common   487836108             66        1,260         Sole       NONE           1,260
Kimberly Clark Corp                     Common   494368103             46          660         Sole       NONE             660
Kimco                                   Common   49446R109             68        1,859         Sole       NONE           1,859
Kroger Co                               Common   501044101            119        4,440         Sole       NONE           4,440
Landstar System Inc                     Common   515098101            126        2,980         Sole       NONE           2,980
Lexmark Intl Inc                        Common   529771107            114        3,280         Sole       NONE           3,280
Lincare Hldgs Inc                       Common   532791100            122        3,460         Sole       NONE           3,460
Lincoln Natl Corp                       Common   534187109             91        1,566         Sole       NONE           1,566
MTR Gaming Group                        Common   553769100              5          750         Sole       NONE             750
McCormick & Company                     Common   579780206             97        2,558         Sole       NONE           2,558
McDonald's Corp                         Common   580135101            256        4,339         Sole       NONE           4,339
McGraw Hill Companies                   Common   580645109         97,470    2,224,836         Sole       NONE       2,224,836
Medtronic Inc                           Common   585055106        127,642    2,539,135         Sole       NONE       2,539,135
Merck & Company                         Common   589331107             81        1,400         Sole       NONE           1,400
Microsoft Corp Com                      Common   594918104        148,315    4,166,160         Sole       NONE       4,166,160
Morgan Stanley                          Common   617446448            107        2,020         Sole       NONE           2,020
Mylan Laboratories Inc.                 Common   628530107            109        7,762         Sole       NONE           7,762
NVR Inc                                 Common   62944T105            136          260         Sole       NONE             260
Nestle SA ADR                           Common   641069406            689        6,000         Sole       NONE           6,000
Nike Inc Cl B                           Common   654106103            519        8,072         Sole       NONE           8,072
Nordson Corp                            Common   655663102            223        3,850         Sole       NONE           3,850
Omnicom Group Inc                       Common   681919106        135,012    2,840,560         Sole       NONE       2,840,560
Oracle Corp                             Common   68389X105             23        1,000         Sole       NONE           1,000
PPG Industries Inc                      Common   693506107            117        1,660         Sole       NONE           1,660
Park National Corp                      Common   700658107             45          700         Sole       NONE             700
Patterson Companies                     Common   703395103         61,604    1,814,540         Sole       NONE       1,814,540
Paychex Inc                             Common   704326107         62,227    1,718,021         Sole       NONE       1,718,021
Pepsico Inc                             Common   713448108        129,021    1,699,882         Sole       NONE       1,699,882
Perini Corp                             Common   713839108             36          880         Sole       NONE             880
Pfizer Inc Com                          Common   717081103            905       39,829         Sole       NONE          39,829
Pitney Bowes Inc                        Common   724479100             40        1,060         Sole       NONE           1,060
Praxair Inc                             Common   74005P104            210        2,368         Sole       NONE           2,368
Procter & Gamble Co                     Common   742718109        179,150    2,440,069         Sole       NONE       2,440,069
Qualcomm Inc                            Common   747525103             44        1,120         Sole       NONE           1,120
Reliance Steel And Aluminum Co          Common   759509102             54        1,000         Sole       NONE           1,000
Rent A Center Inc                       Common   76009N100             41        2,840         Sole       NONE           2,840
Ross Stores Inc                         Common   778296103             49        1,900         Sole       NONE           1,900
Sara Lee Corp                           Common   803111103             39        2,400         Sole       NONE           2,400
Schlumberger Ltd                        Common   806857108             79          800         Sole       NONE             800
Sherwin-Williams Co                     Common   824348106            105        1,805         Sole       NONE           1,805
Silgan Holdings Inc                     Common   827048109            124        2,380         Sole       NONE           2,380

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
Sonic Corp                              Common   835451105             46        2,120         Sole       NONE           2,120
Standard & Poors Depositary Receipts    Common   78462F103            939        6,424         Sole       NONE           6,424
Stanley Works                           Common   854616109             42          860         Sole       NONE             860
Starbucks Corp                          Common   855244109              5          250         Sole       NONE             250
Stryker Corp                            Common   863667101        186,188    2,491,803         Sole       NONE       2,491,803
Synovus Financial Corp                  Common   87161C105            108        4,480         Sole       NONE           4,480
Sysco Corp                              Common   871829107         90,222    2,890,820         Sole       NONE       2,890,820
T Rowe Price Group Inc                  Common   74144T108        121,668    1,998,490         Sole       NONE       1,998,490
TCF Financial Corp                      Common   872275102             17          970         Sole       NONE             970
TJX Companies Inc                       Common   872540109             45        1,580         Sole       NONE           1,580
Trane Inc                               Common   892893108            166        3,560         Sole       NONE           3,560
US Bancorp Del Com New                  Common   902973304            342       10,781         Sole       NONE          10,781
UST Inc                                 Common   902911106            140        2,560         Sole       NONE           2,560
United Parcel Svc Cl B                  Common   911312106            255        3,612         Sole       NONE           3,612
United Technologies                     Common   913017109            152        1,980         Sole       NONE           1,980
VF Corp                                 Common   918204108             39          563         Sole       NONE             563
Ventas Inc                              Common   92276F100             98        2,170         Sole       NONE           2,170
Verizon Communications                  Common   92343V104             46        1,060         Sole       NONE           1,060
Vodafone Group Adr                      Common   92857W209             71        1,890         Sole       NONE           1,890
WD 40 Co                                Common   929236107            147        3,873         Sole       NONE           3,873
Wal Mart Stores Inc                     Common   931142103             52        1,100         Sole       NONE           1,100
Walgreen Company                        Common   931422109            429       11,260         Sole       NONE          11,260
Waters Corp                             Common   941848103         66,288      838,340         Sole       NONE         838,340
Weingarten Realty Investors             Common   948741103             26          828         Sole       NONE             828
Wells Fargo & Co                        Common   949746101        100,231    3,320,018         Sole       NONE       3,320,018
Westamerica Bancorporation              Common   957090103             50        1,120         Sole       NONE           1,120
Weyerhaeuser Co                         Common   962166104            107        1,447         Sole       NONE           1,447
Wilmington Trust Corp                   Common   971807102            453       12,880         Sole       NONE          12,880
Windstream                              Common   97381W104             46        3,514         Sole       NONE           3,514
Wrigley Wm Jr Co                        Common   982526105            111        1,900         Sole       NONE           1,900
Wyeth                                   Common   983024100            291        6,588         Sole       NONE           6,588
Zebra Technologies                      Common   989207105            514       14,808         Sole       NONE          14,808
                                                              -------------------------

                                                                3,115,977   61,168,571
                                                              =========================